245 Summer Street

Fidelity® Investments

Boston, MA 02210

May 11, 2023

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Aberdeen Street Trust (the trust): File Nos. 033-43529 and 811-06440
Fidelity Sustainable Target Date Income Fund
Fidelity Sustainable Target Date 2010 Fund
Fidelity Sustainable Target Date 2015 Fund
Fidelity Sustainable Target Date 2020 Fund
Fidelity Sustainable Target Date 2025 Fund
Fidelity Sustainable Target Date 2030 Fund
Fidelity Sustainable Target Date 2035 Fund
Fidelity Sustainable Target Date 2040 Fund
Fidelity Sustainable Target Date 2045 Fund
Fidelity Sustainable Target Date 2050 Fund
Fidelity Sustainable Target Date 2055 Fund
Fidelity Sustainable Target Date 2060 Fund

Fidelity Sustainable Target Date 2065 Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Margaret Carey

Margaret Carey

Secretary of the Trust